Result of the Year - Summary of Fair Value of Each Program and Inputs Used in Valuation models at Respective Grant Dates (Details)	1 Months Ended
	Oct. 31, 2021 DKK (kr) yr kr / shares	Apr. 30, 2021 DKK (kr) yr kr / shares	Dec. 31, 2020 DKK (kr) yr kr / shares	Oct. 31, 2020 DKK (kr) yr kr / shares	Sep. 30, 2020 DKK (kr) yr kr / shares	Aug. 31, 2020 DKK (kr) yr kr / shares	Aug. 31, 2019 DKK (kr) yr kr / shares
2021 RSU (Modified)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr	kr 24,720
Expected volatility (%)	98.60%
Risk-free interest rate (%)	(0.61%)
Weighted average share price (DKK) | kr / shares	kr 25.70
2021 RSU (Modified) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years)	0.23
2021 RSU (Modified) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years)	2.23
2021 PSU (Modified)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr	kr 12,560
Expected volatility (%)	98.60%
Risk-free interest rate (%)	(0.61%)
Expected life of awards (years)	2.23
Weighted average share price (DKK) | kr / shares	kr 25.70
2021 RSU (Original)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr		kr 58,040.00
Expected volatility (%)		55.60%
Risk-free interest rate (%)		(0.53%)
Weighted average share price (DKK) | kr / shares		kr 59.05
2021 RSU (Original) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years)		0.69
2021 RSU (Original) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years)		2.69
2021 PSU (Original)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr		kr 20,020.00
Expected volatility (%)		55.60%
Risk-free interest rate (%)		(0.53%)
Expected life of awards (years)		2.69
Weighted average share price (DKK) | kr / shares		kr 59.05
2020 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr			kr 446,000	kr 4,464,000	kr 1,482,000	kr 44,126,000
Expected volatility (%)			45.90%	56.50%	56.10%	55.40%
Risk-free interest rate (%)			(0.66%)	(0.60%)	(0.59%)	(0.54%)
Expected life of awards (years)			3.06	3.24	3.24	3.35
Weighted average share price (DKK) | kr / shares			kr 56.30	kr 68.50	kr 83.50	kr 90.10
2019 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at the measurement date (DKK 000) | kr							kr 6,214,000
Expected volatility (%)							51.80%
Risk-free interest rate (%)							(0.70%)
Expected life of awards (years)							3.42
Weighted average share price (DKK) | kr / shares							kr 62.6